Share-Based Payment Arrangements - Summary Of Share-Based Compensation (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 1,867,915	$ 1,454,235	$ 1,468,361
Stock Options [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	908,293	677,452	820,613
Restricted Share Units [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 959,622	$ 776,783	$ 647,748